Share-Based Payment (Narrative) (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2000 shares	Dec. 31, 1998 shares	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 USD ($) shares yr	Dec. 31, 2015 USD ($) shares yr	Dec. 31, 2017 EUR (€) shares yr	Dec. 31, 2016 EUR (€) shares yr	Dec. 31, 2015 EUR (€) shares yr	Dec. 31, 2014 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option reserve for grant			3,000	3,000	3,000
Options outstanding			25,502	22,502	19,502	25,502	22,502	19,502	157,821
Exericse prices for share options outstanding | €						€ 7.54	€ 7.34	€ 7.19	€ 8.26
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life outstanding | yr				4.1	4.95		4.1	4.95
Exericse prices for share options outstanding | $			$ 4.7	$ 4.7	$ 4.7
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life outstanding | yr			5.72	8.1	8.5	5.72	8.1	8.5
Exericse prices for share options outstanding | $			$ 9.37	$ 9.37	$ 9.37
1998 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expiration term		10 Years
Stock option reserve for grant		75,000
Stock option expiration date		December 8, 2008
Stock option extended expiration date		December 8, 2018
Options outstanding			25,502			25,502
Ordinary shares available for future grants			32,083			32,083
1998 Plan [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option reserve for grant			3,000	3,000	3,000
2000 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expiration term	10 years
Stock option reserve for grant	200,000
Stock option expiration date	August 31, 2018
Stock option vesting term	over a three year period
Percentage of exercise price	80.00%
Ordinary shares available for future grants			595,009			595,009